List of consolidated entities	12 Months Ended
Dec. 31, 2022
List of consolidated entities
List of consolidated entities

33. List of consolidated entities

Share of capital	December 31,	December 31,
in%	2021	2022
Holding
Sportradar Group AG, Switzerland
Subsidiaries
Sportradar AG, Switzerland	99.99%	99.99%
▶DataCentric Corporation, Philippines	100%	100%
▶Sports Data AG, Switzerland	100%	100%
▶Sportradar AB, Sweden	100%	100%
▶Sportradar Americas Inc, USA	100%	100%
▶Sportradar Solutions LLC, USA	100%	100%
▶Sportradar US LLC, USA	93%	100%
▶MOCAP Analytics Inc., USA	100%	—
▶Sportradar AS, Norway	100%	100%
▶Sportradar Australia Pty Ltd, Australia	100%	100%
▶Sportradar Germany GmbH, Germany	100%	100%
▶Sportradar GmbH, Germany	100%	100%
▶Sportradar GmbH, Austria	100%	100%
▶Sportradar informacijske tehnologije d.o.o., Slovenia	100%	100%
▶Sportradar Latam S.A., Uruguay	100%	100%
▶Sportradar Malta Limited, Malta	100%	100%
▶Sportradar Managed Trading Services Limited, Gibraltar	100%	100%
▶Sportradar OÜ, Estonia	100%	100%
▶Sportradar Polska sp. z o.o., Poland	100%	100%
▶Sportradar Singapore Pte.Ltd, Singapore	100%	100%
▶Sportradar UK Ltd, UK	100%	100%
▶Sportradar Virtual Gaming GmbH, Germany	100%	100%
▶Sportradar SA (PTY) LTD, South Africa	100%	100%
▶Sportradar Media Services GmbH, Austria	100%	100%
▶NSoft d.o.o, Bosnia and Herzegovina	40%	70%
▶NSoft Solutions d.o.o, Croatia	40%	70%
▶Stark Solutions d.o.o, Bosnia and Herzegovina	—	70%
▶Optima Information services S.L.U., Spain	100%	100%
▶Optima research & development S.L.U., Spain	100%	100%
▶ Optima BEG d.o.o. Beograd, Serbia	100%	100%
▶Optima Gaming U.S.Ltd, USA	100%	—
▶Optima Gaming Operations U.S.Ltd, USA	100%	—
▶Ortec Sports B.V., The Netherlands	—	100%
▶Sportradar Data Technologies India LLP, India	100%	100%
▶Interact Sport Pty, Australia	100%	100%
▶ Interactsport UK Limited, UK	100%	100%
▶Atrium Sports, Inc. , USA	100%	100%
▶Atrium Sports Ltd , UK	100%	100%
▶Atrium Sports Pty Ltd , Australia	100%	100%
▶Synergy Sports Technology LLC , USA	100%	100%
▶Keemotion Group Inc., USA	100%	100%
▶Synergy Sports, SRL, Belgium	100%	100%
▶Keemotion LLC, USA	100%	100%
▶Sportradar Slovakia s.r.o, Slovakia.	100%	100%
Sportradar Jersey Holding Ltd, UK	100%	100%
Sportradar Management Ltd, UK	100%	100%
▶Fresh Eight Ltd., UK	100%	100%
▶ Sportradar Capital S.à.r.l., Luxembourg	100%	100%
▶Vaix Ltd., UK	—	100%
▶Vaix Greece IKE, Greece	—	100%
Slam InvestCo S.à r.l., Luxembourg	100%	—
Sportradar Holding AG, Switzerland	100%	—
Associated companies that are accounted for under the equity method
▶ Bayes Esports Solutions GmbH, Germany	42.58%	42.58%
▶ SportTech AG, Switzerland	49%	49%